Shareholder Report, Holdings (Details)	Dec. 31, 2024
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT GAMCO Small Company Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT GAMCO Mergers & Acquisitions Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Loomis Sayles Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | EQ/JPMorgan Growth Stock Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Invesco Comstock Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Invesco DB Precious Metals Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | EQ/JPMorgan Value Opportunities Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Alternatives Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT GAMCO Small Company Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT GAMCO Mergers & Acquisitions Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | EQ/Loomis Sayles Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | EQ/JPMorgan Growth Stock Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | EQ/Invesco Comstock Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Invesco DB Precious Metals Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | EQ/JPMorgan Value Opportunities Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Alternatives Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.80%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.60%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.60%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Large Cap Core Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | EQ/Large Cap Core Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Large Cap Core Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Global Equity Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/ClearBridge Select Equity Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Large Cap Value Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/International Value Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Large Cap Core Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Global Equity Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/ClearBridge Select Equity Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Large Cap Value Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/International Value Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Core S&P U.S. Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Core S&P U.S. Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Core S&P U.S. Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Core S&P U.S. Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Holdings [Line Items]
Percent of Net Asset Value	33.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Core S&P U.S. Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Avantis U.S. Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Holdings [Line Items]
Percent of Net Asset Value	33.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Core S&P U.S. Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Avantis U.S. Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Janus Enterprise Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.50%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Janus Enterprise Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.50%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Value Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Value Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Value Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | Multimanager Aggressive Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/American Century Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | EQ MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Value Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | Multimanager Aggressive Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | EQ/American Century Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.30%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Vanguard Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Invesco DB Precious Metals Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | NYLI Merger Arbitrage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Vanguard Short-Term Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | iMGP DBi Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | iShares Core U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Vanguard Global ex-U.S. Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | JPMorgan Nasdaq Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Invesco DB Agriculture Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Alternatives Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member] | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Invesco DB Precious Metals Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | NYLI Merger Arbitrage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Vanguard Short-Term Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | iMGP DBi Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | iShares Core U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Vanguard Global ex-U.S. Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | JPMorgan Nasdaq Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Invesco DB Agriculture Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Alternatives Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member] | Commodity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Boeing Co. (The), 6.00% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Alibaba Group Holding Ltd., 0.50%, 6/1/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Wells Fargo & Co., 7.50% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Bank of America Corp., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Palo Alto Networks, Inc., 0.38%, 6/1/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Apollo Global Management, Inc., 6.75% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | PG&E Corp., 4.25%, 12/1/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Ford Motor Co., 0.00%, 3/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | MicroStrategy, Inc., 0.63%, 3/15/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Carnival Corp., 5.75%, 12/1/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member] | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Boeing Co. (The), 6.00% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Alibaba Group Holding Ltd., 0.50%, 6/1/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Wells Fargo & Co., 7.50% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Bank of America Corp., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Palo Alto Networks, Inc., 0.38%, 6/1/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Apollo Global Management, Inc., 6.75% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | PG&E Corp., 4.25%, 12/1/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Ford Motor Co., 0.00%, 3/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | MicroStrategy, Inc., 0.63%, 3/15/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Carnival Corp., 5.75%, 12/1/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Medtronic plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Sanofi SA (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT EQUITY INCOME PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Medtronic plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Sanofi SA (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT EQUITY INCOME PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | United States Cellular Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Vulcan Materials Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Southwest Gas Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Fox Corp., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Revelyst, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Atlanta Braves Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | HashiCorp, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | United States Cellular Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Vulcan Materials Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Southwest Gas Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Fox Corp., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Revelyst, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Atlanta Braves Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | HashiCorp, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | GATX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Rush Enterprises, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Ryman Hospitality Properties, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | GATX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Rush Enterprises, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Ryman Hospitality Properties, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Others Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Financials Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Information Technology Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Other Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Others Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Financials Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Information Technology Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Other Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Tarsus Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Scholar Rock Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Universal Technical Institute, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Core Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | VSE Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Agilysys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Grid Dynamics Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Cellebrite DI Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | OneSpaWorld Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Alkami Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Tarsus Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Scholar Rock Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Universal Technical Institute, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Core Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | VSE Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Agilysys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Grid Dynamics Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Cellebrite DI Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | OneSpaWorld Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Alkami Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
1290 VT MICRO CAP PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Coal & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Diversified Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Fertilizers & Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Paper Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Food, Beverage & Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Agricultural Products & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.00%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Coal & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Diversified Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Fertilizers & Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Paper Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Food, Beverage & Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Agricultural Products & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.00%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	12.50%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Prologis, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Equinix, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Welltower, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Digital Realty Trust, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Simon Property Group, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Public Storage (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Realty Income Corp. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Goodman Group (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Extra Space Storage, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | AvalonBay Communities, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Hotels, Resorts & Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT REAL ESTATE PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Prologis, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Equinix, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Welltower, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Digital Realty Trust, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Simon Property Group, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Public Storage (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Realty Income Corp. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Goodman Group (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Extra Space Storage, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | AvalonBay Communities, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Hotels, Resorts & Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT REAL ESTATE PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Landbridge Co. LLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Interparfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Clarkson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Oshkosh Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Landbridge Co. LLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Interparfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | CACI International, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Clarkson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Oshkosh Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Home Depot, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.70%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.20%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000104170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000104170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000104170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000104170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000104170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000104170 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104170 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104170 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104170 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104170 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104170 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000104170 [Member] | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Veralto Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Aflac, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Rockwell Automation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Veralto Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Aflac, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Rockwell Automation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Zimmer Biomet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Conagra Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Willis Towers Watson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Norfolk Southern Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Zimmer Biomet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Conagra Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Willis Towers Watson plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Norfolk Southern Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Copart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/CORE BOND INDEX PORTFOLIO - CLASS I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/CORE BOND INDEX PORTFOLIO - CLASS K | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IA | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/CORE PLUS BOND PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CORE PLUS BOND PORTFOLIO - CLASS K | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
EQ/CORE PLUS BOND PORTFOLIO - CLASS K | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
EQ/CORE PLUS BOND PORTFOLIO - CLASS K | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/CORE PLUS BOND PORTFOLIO - CLASS K | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/CORE PLUS BOND PORTFOLIO - CLASS K | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
EQ/CORE PLUS BOND PORTFOLIO - CLASS K | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/CORE PLUS BOND PORTFOLIO - CLASS K | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CORE PLUS BOND PORTFOLIO - CLASS K | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.10%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.50%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.10%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.50%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member] | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member] | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Roper Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Accenture plc, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	42.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	42.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - CLASS IB | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - CLASS IB | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - CLASS IB | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - CLASS IB | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - CLASS IB | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | United Airlines Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | VICI Properties, Inc. (REIT), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Allstate Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Prudential Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Steel Dynamics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IB | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IB | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IB | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IB | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IB | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IB | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS K | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS K | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS K | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS K | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS K | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS K | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	20.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	20.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Other Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Wells Fargo Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Johnson Controls International plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Wells Fargo Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Johnson Controls International plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.70%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.40%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Other Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Information Technology Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Financials Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Consumer Discretionary Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Health Care Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Communication Services Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Industrial Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Consumer Staples Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Energy Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | SS&C Technologies Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Intact Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | AppLovin Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Teleflex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | WEX, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Liberty Media Corp Liberty Formula One ClassC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | SS&C Technologies Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Intact Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | AppLovin Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Teleflex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | WEX, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Liberty Media Corp Liberty Formula One ClassC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member] | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member] | U.S. Treasury Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Wells Fargo Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Block, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Hewlett Packard Enterprise Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | First Citizens BancShares, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Carrier Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Wells Fargo Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Block, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Hewlett Packard Enterprise Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | First Citizens BancShares, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Carrier Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | iShares Morningstar Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | iShares Morningstar Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.00%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.70%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB) | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/LONG-TERM BOND PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LONG-TERM BOND PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LONG-TERM BOND PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LONG-TERM BOND PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
EQ/LONG-TERM BOND PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
EQ/LONG-TERM BOND PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/LONG-TERM BOND PORTFOLIO (CLASS IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LONG-TERM BOND PORTFOLIO (CLASS IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LONG-TERM BOND PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LONG-TERM BOND PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LONG-TERM BOND PORTFOLIO (CLASS K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LONG-TERM BOND PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
EQ/LONG-TERM BOND PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
EQ/LONG-TERM BOND PORTFOLIO (CLASS K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/LONG-TERM BOND PORTFOLIO (CLASS K) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LONG-TERM BOND PORTFOLIO (CLASS K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Autodesk, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Autodesk, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.70%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.50%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Verisk Analytics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | MSCI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB ) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Accenture plc, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | DTE Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | DTE Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Ameren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K) | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/MID CAP INDEX PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/MID CAP INDEX PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MONEY MARKET PORTFOLIO (CLASS IA) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
EQ/MONEY MARKET PORTFOLIO (CLASS IA) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
EQ/MONEY MARKET PORTFOLIO (CLASS IA) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
EQ/MONEY MARKET PORTFOLIO (CLASS IA) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
EQ/MONEY MARKET PORTFOLIO (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
EQ/MONEY MARKET PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
EQ/MONEY MARKET PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
EQ/MONEY MARKET PORTFOLIO (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Global-e Online Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Peloton Interactive, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Affirm Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | IonQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Roivant Sciences Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | ZoomInfo Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | BILL Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Oddity Tech Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Global-e Online Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Peloton Interactive, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Affirm Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | IonQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Roivant Sciences Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | ZoomInfo Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | BILL Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Oddity Tech Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(44.40%)	[2]
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(44.40%)	[2]
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(113.10%)	[2]
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.30%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.10%)	[2]
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB) | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Argenx SE (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB) | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Ameriprise Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Lennar Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | ANSYS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Martin Marietta Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Sony Group Corp. (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/VALUE EQUITY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Ameriprise Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Lennar Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | ANSYS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Martin Marietta Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Sony Group Corp. (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Hess Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Coterra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.90%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.70%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | JPMorgan Prime Money Market Fund, IM Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Cash and Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K) | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | iShares Expanded Tech Sector ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | iShares Expanded Tech Sector ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Less than 0.05%
[2]	Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.